Trade receivables and contract assets	9 Months Ended
Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and contract assets	Trade receivables and contract assets
Trade receivables are non-interest bearing and are generally on 30-90 day payment terms.

	At December 31, 2019	At September 30, 2020
	(in thousands)
Trade receivables	$11,957	$17,367
Contract assets	1,587	1,028
Provision for credit notes to be issued	(848)	(543)
Provisions on trade receivables	(2,719)	(2,740)
Net trade receivables	$9,977	$15,112
Contract assets are related to the earned consideration in exchange for services transferred to the customer before the customer pays consideration or before payment is due.
In the year ended December 31, 2019 and in the nine months ended September 30, 2020, the Company recorded credit notes related to special customers programs such as rebates.
The movements in the provision for impairment of receivables were as follows:

	Year ended December 31, 2019	Nine months ended September 30, 2020
	(in thousands)
At January 1,	$2,592	$2,719
Charge for the period	515	64
Utilized amounts	(388)	—
Unutilized amounts	—	(43)
At period end	$2,719	$2,740

Trade receivables impaired are related primarily to significantly aged receivables, which the Company no longer expects to collect although still subject to enforcement.

The aging analysis of trade receivables and contract assets that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2019	$9,977	$6,265	$2,125	$130	$371	$1,086
At September 30, 2020	$15,112	$10,747	$3,171	$406	$—	$788
The Company does not assign credit risk rating grades to its trade receivables, but assesses credit risk at the customer level. Based on an analysis of historical credit losses, the Company has not applied any expected credit losses to its outstanding receivables as of the reporting date beyond specific provisions for doubtful accounts.